Cost of Sales - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Cost Of Sales [Line Items]
Reversal of impairment loss	R 0	R 0	R 0
Rehabilitation spend	47	R 86	R 94
Impairment of assets	0
Capitalised Stripping Cost [Member] | Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Change in production costs	R 557